Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary share	Class B Ordinary share	Ordinary share	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income/(loss)	Treasury shares	Non- controlling Interest	Total
Balance at Mar. 31, 2023			$ 1,125	$ 256,410	$ 11,090,678	$ (414)			$ 11,347,799
Balance (in Shares) at Mar. 31, 2023			3,000,000
Dividend declared					(6,000,000)				(6,000,000)
Early redemption of investment in marketable debt securities, net of tax						414			414
Issuance of ordinary share upon the completion of IPO, net of issuance cost			$ 53	4,041,222					4,041,275
Issuance of ordinary share upon the completion of IPO, net of issuance cost (in Shares)			140,000
Net income					783,660				783,660
Balance at Mar. 31, 2024			$ 1,178	4,297,632	5,874,338				10,173,148
Balance (in Shares) at Mar. 31, 2024			3,140,000
Contribution by Non-controlling interest								490,000	490,000
Shared-based awards			$ 232	1,896,014					1,896,246
Shared-based awards (in Shares)			621,701
Foreign currency translation adjustments						(23,364)		(3,970)	(27,334)
Net income					2,593,248			(80,908)	2,512,340
Balance at Mar. 31, 2025			$ 1,410	6,193,646	8,467,586	(23,364)		405,122	15,044,400
Balance (in Shares) at Mar. 31, 2025			3,761,701
Share re-designation	$ 615	$ 795	$ (1,410)
Share re-designation (in Shares)	1,652,701	2,109,000	(3,761,701)
Repurchase of Common Stock							(1,143,557)		(1,143,557)
Foreign currency translation adjustments						35,117		(12,012)	23,105
Net income					2,765,465			41,541	2,807,006
Balance at Mar. 31, 2026	$ 615	$ 795		$ 6,193,646	$ 11,233,051	$ 11,753	$ (1,143,557)	$ 434,651	$ 16,730,954
Balance (in Shares) at Mar. 31, 2026	1,652,701	2,109,000